Offerings	Dec. 04, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 20,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.001 per share (“Common Stock”), of Blink Charging Co. (the “Registrant”) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events.This estimate is made pursuant to Rule 457(o) of the Securities Act solely for purposes of calculating the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Placement Agents' Warrants to Purchase Common Stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.001 per share (“Common Stock”), of Blink Charging Co. (the “Registrant”) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events.This estimate is made pursuant to Rule 457(o) of the Securities Act solely for purposes of calculating the registration fee.No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Placement Agents' Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 1,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 208
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.001 per share (“Common Stock”), of Blink Charging Co. (the “Registrant”) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events.This estimate is made pursuant to Rule 457(o) of the Securities Act solely for purposes of calculating the registration fee.The Registrant has agreed to issue to the placement agents or its designees, upon the closing of this offering, warrants (the “Placement Agents’ Warrants”) to purchase a number of shares of Common Stock equal to 6.0% of the aggregate number of shares of Common Stock sold in this offering. The exercise price of the Placement Agents’ Warrants is equal to 125% of the public offering price per share of common stock. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the Placement Agents’ Warrants is $1,500,000, which is equal to 125% of $1,200,000 (6.0% of $20,000,000).